Note 9 - Employee Benefit Plan (Details) (USD $)	5 Months Ended	12 Months Ended
	Jun. 01, 2012	Dec. 31, 2013	Dec. 31, 2012
Note 9 - Employee Benefit Plan (Details) [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount (in Dollars)		$ 0	$ 3,000
Additional Matching Contribution [Member]
Note 9 - Employee Benefit Plan (Details) [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%